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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended     September 30, 1993
                                                ----------------------


Check here if Amendment  [X]             Amendment Number :     6
                                                           ----------
   This Amendment (Check only one): [X]     is a restatement
                                    [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

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
          /s/ E.J. BIRD                                    Greenwich, CT                                  November 12, 1999
          ----------------------------------------         ------------------------------            -----------------------
                          (Signature)                             (City, State)                                (Date)
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Report Type (Check only one):

   [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


   [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     14

Form 13F Information Table Value Total:               $400,568
                                                   (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE


     Page 1 of 1

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
        COLUMN 1                     COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------          --------------  --------  --------  ------------------  ----------  --------  --------------------
                                                             VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------          --------------  --------  --------  -------  ---  ----  ----------  --------  --------------------
American Express Co                   Common    025816-10-9   23,302   654,100  SH           SOLE               654,100

BankAmerica Corp                      Common    066050-10-5   10,353   235,300  SH           SOLE               235,300

Enquirer / Star Group Inc             Common    293554-10-1    9,177   528,200  SH           SOLE               528,200

Federal Home Ln Mtg Corp              Common    313400-30-1   43,679   862,800  SH           SOLE               862,800

Fund Amern Enterprises Hldgs          Common    360768-10-5   39,457   440,249  SH           SOLE               440,249

Medco Containment Services Inc.       Common    583905-10-4   38,635 1,084,500  SH           SOLE             1,084,500

National Health Labs Inc              Common    63633F-10-9   45,918 3,011,000  SH           SOLE             3,011,000

Precision Castparts Corp              Common    740189-10-5    1,237    48,500  SH           SOLE                48,500

PS Group Inc                          Common    693624-10-8      749    70,500  SH           SOLE                70,500

Reebok Intl Ltd                       Common    758110-10-0   34,459 1,435,800  SH           SOLE             1,435,800

RJR Nabisco Holdings Corp             Common    74960K-10-8   15,750 3,500,000  SH           SOLE             3,500,000

Salomon Inc                           Common    79549B-10-7   43,338   907,600  SH           SOLE               907,600

Student Loan Marketing Assn           Common    863871-50-5   36,558   812,400  SH           SOLE               812,400

Wells Fargo & Co                      Common    949740-10-4   57,956   458,600  SH           SOLE               458,600


COLUMN TOTALS                                                400,568
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